Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	$ 209,779	$ 140	$ 74
Purchases / Contributions / Sales	110,203	215,725	0
Cash Dividends	(184)	(140)	0
Profit Sharing in income (loss) for the Year	(147,735)	(5,946)	66
Ending balance	172,063	209,779	140
Galicia Broker Asesores de Seguros S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	147	140	74
Purchases / Contributions / Sales	0	0	0
Cash Dividends	(184)	(140)	0
Profit Sharing in income (loss) for the Year	152	147	66
Ending balance	115	147	140
Sudamericana Seguros Galicia S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	209,632	0
Purchases / Contributions / Sales	0	215,725
Cash Dividends	0	0
Profit Sharing in income (loss) for the Year	(136,919)	(6,093)
Ending balance	72,713	209,632	$ 0
Banco GGAL S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	0
Purchases / Contributions / Sales	110,203
Cash Dividends	0
Profit Sharing in income (loss) for the Year	(10,968)
Ending balance	$ 99,235	$ 0